EMPLOYEE BENEFITS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Wages, salaries and allowances		$ 151	¥ 1,073	¥ 1,042	¥ 1,269
Housing funds	[1]	2	12	16	113
Contribution to pension plans	[1]	10	70	67	102
Welfare and other expenses		5	37	46	33
Total employee benefits		$ 168	¥ 1,192	¥ 1,171	¥ 1,517

[1]	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.